Note 4 - Short-term Borrowings (Details Textual) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Short-term Debt, Total	€ 2,112	€ 2,718
Factored Accounts Receivables [Member]
Short-term Debt, Total	€ 2,112		€ 1,253